Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Percentage of charterers revenue in voyage revenue	more than 10	more than 10	more than 10
Impairment charges	$ 18,891		$ 3,477
Minimum [Member]
Finite-lived intangible asset, useful life	27 years
Maximum [Member]
Finite-lived intangible asset, useful life	28 years
M V Free Maverick [Member]
Impairment charges	$ 18,891